Subsequent events	6 Months Ended
Jun. 30, 2020
Events After Reporting Period [Abstract]
Subsequent events	Subsequent events These unaudited Condensed Consolidated Interim Financial Statements were authorized for issue by the Audit & Risk Committee on August 18, 2020.